RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

From time to time, the Company pays expenses directly on behalf of the Joint Ventures that it manages and receives funds on behalf of the joint ventures. As of December 31, 2022 the balances due from related parties were $54,858 included in current liabilities. During the year ended December 31, 2022, the Company paid the $215,000 related to the Company’s capital contribution for its equity interest in JV IV.

From time to time, the Company’s CEO paid expenses on behalf of the Company, and the Company funded certain expenses to the CEO. Additionally, the Company received its investments in JV I, JV II and JV III from the CEO. As of December 31, 2022, the Company was owed $36,854 by the entities controlled by the Company’s CEO, and the Company owed the CEO $0 and $480 as of December 31, 2022 and 2021, respectively.

No member of management has benefited from the transactions with related parties.